Cover	Feb. 10, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2020
Entity File Number	001-14469
Entity Registrant Name	SIMON PROPERTY GROUP, INC.
Entity Central Index Key	0001063761
Entity Tax Identification Number	04-6268599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 West Washington Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	636-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	SPG
Security Exchange Name	NYSE
Series J Preferred stock
Document Information [Line Items]
Title of 12(b) Security	8⅜% Series J Cumulative Redeemable Preferred Stock, $0.0001 par value
Trading Symbol	SPGJ
Security Exchange Name	NYSE
Simon Property Group, L.P.
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2020
Entity File Number	001-36110
Entity Registrant Name	SIMON PROPERTY GROUP, L.P.
Entity Central Index Key	0001022344
Entity Tax Identification Number	34-1755769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 West Washington Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	636-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Simon Property Group, L.P. | Senior Unsecured2.375 Percent Member
Document Information [Line Items]
Title of 12(b) Security	2.375% Senior Unsecured Notes due 2020
Trading Symbol	SPG/20
Security Exchange Name	NYSE